UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
(Registrant's telephone number, including area code)

Date of fiscal year end: March 31, 2006

Date of reporting period: December 31 , 2005

Item 1. Schedule of Investments.

McIntyre Global Equity Fund
Portfolio of Investments by Industry at December 31, 2005 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Market Value

Commercial Services & Supplies - 5.2%
Cendant Corp. (United States)	30,000	$517,500

Communications Equipment - 15.0%
Cisco Systems, Inc. (United States)*	30,000	513,600
Motorola, Inc. (United States)	30,000	677,700
Nortel Networks Corp. (Canada)*#	100,000	306,000
		1,497,300

Financial Services - 23.6%
Citigroup, Inc. (United States)	18,389	892,418
J.P. Morgan Chase & Co. (United States)	20,000	793,800
Merrill Lynch & Co., Inc. (United States)	10,000	677,300
		2,363,518

Hotels, Restaurants & Leisure - 7.1%
Harrah's Entertainment, Inc. (United States)	9,950	709,336

Media - 16.3%
Time Warner, Inc. (United States)	60,000	1,046,400
Viacom, Inc. - Class B (United States)	18,115	590,549
		1,636,949

Mortgage Banking - 3.4%
Countrywide Financial Corp. (United States)	10,000	341,900

Oil & Gas Drilling & Exploration - 6.3%
Pioneer Drilling Co. (United States)*	35,000	627,550

Retail - 2.2%
Best Buy Co., Inc. (United States)	5,000	217,400

Semiconductor & Semiconductor Equipment - 8.8%
LSI Logic Corp. (United States)*	30,000	240,000
Texas Instruments, Inc. (United States)	20,000	641,400
		881,400

Telecommunication Services - 9.9%
Qwest Communications International, Inc. (United States)*	100,000	565,000
Vodafone Group PLC - ADR (United Kingdom)	20,000	429,400
		994,400

TOTAL COMMON STOCKS (Cost $8,181,606)		9,787,253

WARRANTS - 0.0%	Shares	Market Value

Lucent Technologies, Inc. (United States)*
Expiration December 2007, Exercise Price $2.75
(Acquired 2/22/2005, Cost $12,042)	3,169	1,790

SHORT-TERM INVESTMENTS - 2.6%	Shares	Market Value

Federated Cash Trust Treasury Money Market Fund	260,520	260,520
(Cost $260,520)

Total Investments in Securities (Cost $8,454,168) - 100.4%		10,049,563
Liabilities in Excess of Cash and Other Assets - (0.4)%		(43,171)
NET ASSETS - 100.0%		$10,006,392

* Non-income producing security.
# U.S. traded security of a foreign issuer.
ADR - American Depositary Receipt

Portfolio of Investments by Country at December 31, 2005 (Unaudited)

		Percent of
Country		Net Assets

Canada		3.1%
United Kingdom		4.3%
United States		93.0%

Total Investments in Securities		100.4%
Liabilities in Excess of Cash and Other Assets		(0.4)%
NET ASSETS		100.0%

The cost basis of investments for federal income tax purposes at December 31, 2005 was as follows*:

Cost of investments	$8,653,554
Gross unrealized appreciation	$1,654,061
Gross unrealized depreciation	(258,052)
Net unrealized appreciation	$1,396,009

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

For additional federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)*/s/Eric M. Banhazl
Eric M. Banhazl, President

Date 2/16/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/Eric M. Banhazl
Eric M. Banhazl, President

Date 2/16/06

By (Signature and Title)*/s/Douglas G. Hess
Douglas G. Hess, Treasurer

Date 2/21/06

* Print the name and title of each signing officer under his or her signature.